Note 4 - Segmental Financial Information (Tables)	6 Months Ended
Jun. 30, 2021
Notes Tables
Reconciliation of Revenue from Segments to Consolidated [Table Text Block]
For the six-month period ended June 30, 2021
	Container vessels segment	Dry bulk vessels segment	Other	Total
Voyage revenue	$292,625	$870	$-	$293,495
Net Income	$102,316	$396	$56,045	$158,757
Total Assets	$3,742,928	$103,221	$82,049	$3,928,198